Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplemental Information [Abstract]
Components of Changes in Non-cash Working Capital Balances

Components of changes in non-cash working capital balances are as follows:

	2020	2019
Accounts receivable	$103,857	$51,152
Inventory	5,181	1,157
Accounts payable and accrued liabilities	(53,666)	(61,376)
	$55,372	$(9,067)
Pertaining to:
Operations	$55,391	$(4,493)
Investments	(19)	(4,574)

Components of Accounts Receivable	The components of accounts receivable are as follows:
	2020	2019
Trade	$113,933	$211,797
Accrued trade	16,769	32,167
Prepaids and other	76,507	66,240
	$207,209	$310,204

Components of Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	2020	2019
Accounts payable	$56,922	$91,468
Accrued liabilities:
Payroll	44,533	54,334
Other	49,502	53,676
	$150,957	$199,478

Summary of Operating and General and Administrative Expenses	The following table presents operating and general and administrative expenses by nature:
	2020	2019
Wages, salaries and benefits	$438,209	$697,935
Wage subsidies	(26,297)	—
Purchased materials, supplies and services	240,591	429,365
Share based compensation	19,847	22,115
	$672,350	$1,149,415
Allocated to:
Operating expense	$583,420	$1,038,967
General and administrative	70,869	104,010
Restructuring	18,061	6,438
	$672,350	$1,149,415